Note 5 - ACL on LHFI - Recorded Investment in Loans Related to Balance in Allowance for Possible Loan Losses by Portfolio Segment (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Beginning balance	$ 0
PCL for off-balance sheet credit exposure	205
Ending balance	882
Cumulative Effect, Period of Adoption, Adjustment [Member]
Beginning balance	$ 677